As filed with the Securities and Exchange Commission on December 16, 1998

                                                            File Nos. 2-90518
                                                                     811-4006


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 29

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 30



                               CITIFUNDS TRUST I*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)


        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679


   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110


     It is proposed that this filing will become effective on December 16, 1998 pursuant to paragraph (b) of Rule 485.

       The Premium Portfolios, on behalf of Balanced Portfolio, has also executed this Registration Statement.


__________________________________________________________________________
*  Formerly, Landmark Funds I.

The Prospectus dated March 2, 1998 of CitiFunds Balanced Portfolio is incorporated in this Post-Effective Amendment No. 29 by reference to the Prospectus of CitiFunds Balanced Portfolio filed by the Registrant pursuant to Rule 497(j) under the Securities Act of 1933, as amended (File No. 2-90518), with the Securities and Exchange Commission on March 2, 1998.


The Prospectus dated March 2, 1998, as supplemented June 15, 1998 and August 24, 1998, of the CitiSelect Portfolios is incorporated in this Post-Effective Amendment No. 29 by reference to the Prospectus of the CitiSelect Portfolios filed by the Registrant pursuant to Rule 497(j) under the Securities Act of 1933, as amended (File No. 2-90518), with the Securities and Exchange Commission on March 2, 1998 and to the supplements to the Prospectus of the CitiSelect Portfolios filed by the Registrant pursuant to Rule 497(e) under the Securities Act of 1933, as amended (File No. 2-90518), with the Securities and Exchange Commission on June 23, 1998 and August 24, 1998.

The Statement of Additional Information dated March 2, 1998 of CitiFunds Balanced Portfolio is incorporated in this Post-Effective Amendment No. 29 by reference to the Statement of Additional Information of CitiFunds Balanced Portfolio filed by the Registrant pursuant to Rule 497(j) under the Securities Act of 1933, as amended (File No. 2-90518), with the Securities and Exchange Commission on March 2, 1998.


The Statement of Additional Information dated March 2, 1998 of the CitiSelect Portfolios is incorporated in this Post-Effective Amendment No. 29 by reference to the Statement of Additional Information of the CitiSelect Portfolios filed by the Registrant pursuant to Rule 497(j) under the Securities Act of 1933, as amended (File No. 2-90518), with the Securities and Exchange Commission on March 2, 1998.

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
                         PROSPECTUS DATED MARCH 2, 1998
                                      FOR
                         CITIFUNDSSM BALANCED PORTFOLIO


        Beginning on January 4, 1999, CitiFunds Balanced Portfolio will offer two classes of shares: Class A and Class B.

        Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other CitiFunds and mutual funds managed or advised by Citibank, N.A. without paying a sales charge.

        Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.

        EXPENSE SUMMARY. The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Fund and the underlying Portfolio in which the Fund invests. For more information on costs and expenses, see "Management" -page 14 of the Prospectus and "General Information -Expenses"-page 20 of the Prospectus.*

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A           CLASS B

Maximum sales load imposed on purchases
  (as a percentage of offering price)                        5.00%             none

Maximum sales load imposed on reinvested
  dividends                                                  none              none

Maximum deferred sales load (as a percentage
  of original purchase price or redemption proceeds,
  whichever is less)                                         none1             5.00%

Redemption fee                                               none              none

Exchange fee                                                 none              none



------------------------
      1 Except for purchases of $500,000 or more. See "Class A Shares" below.

                                            -----------------------------------

                                                        CITIFUNDS
                                                   BALANCED PORTFOLIO

                                               CLASS A            CLASS B
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A
PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------

Management Fees                                  0.40%            0.40%

-------------------------------------------------------------------------------

12b-1 Fees (including service fees) (1)(2)       0.00%            1.00%

-------------------------------------------------------------------------------
Other Expenses
     Shareholder Servicing Agent Fees            0.25%              --
     Other Operating Expenses
        (after fee waivers and
        reimbursements) (2)                      0.37%            0.37%
-------------------------------------------------------------------------------
Total Fund Operating Expenses (after fee
waivers and reimbursements)(2)                   1.02%            1.77%

-------------------------------------------------------------------------------

* These tables are intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The tables show the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the tables will continue at these levels. The information in the tables and in the example below is based on the Fund's expenses for the fiscal year ended December 31, 1997, as revised to reflect current fees.
(1) 12b-1 distribution fees are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(2) Absent fee waivers, 12b-1 Fees, Other Operating Expenses and Total Fund Operating Expenses would be 0.25%, 0.42% and 1.32%, respectively, for Class A shares and 1.00%, 0.62% and 2.02%, respectively, for Class B shares.

Example:A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:


-------------------------------------------------------------------------------
                                     ONE        THREE       FIVE        TEN
                                     YEAR       YEARS      YEARS       YEARS
-------------------------------------------------------------------------------
CITIFUNDS BALAnCED PORTFOLIO
Class A                              $60         $81        $104        $169
Class B
Assuming redemption at end
of period                            $68         $86        $106        $188
Assuming no redemption               $18         $56        $96         $188

-------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $62, $88, $116 and $196 for Class A shares, and $71, $93, $119 and $211 for Class B shares, assuming redemption at the end of the period ($21, $63, $109 and $211 assuming no redemption). For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

        CLASSES OF SHARES. Beginning on January 4, 1999, the Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

        When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

        CLASS A SHARES:
        o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

               The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares - Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.


-------------------------------------------------------------------------------
                                    SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                     AS A % OF       AS A % OF      COMMISSION AS
AMOUNT OF                          OFFERING PRICE       YOUR           A % OF
YOUR INVESTMENT                                      INVESTMENT    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000                      5.00%           5.26%            4.50%
-------------------------------------------------------------------------------
$25,000 to less than $50,000           4.00%           4.17%            3.60%
-------------------------------------------------------------------------------
$50,000 to less than $100,000          3.50%           3.62%            3.15%
-------------------------------------------------------------------------------
$100,000 to less than $250,000         3.00%           3.09%            2.70%
-------------------------------------------------------------------------------
$250,000 to less than $500,000         2.00%           2.04%            1.80%
-------------------------------------------------------------------------------
$500,000 or more                       none*           none*         up to 1.00%
-------------------------------------------------------------------------------

             *A contingent deferred sales charge may apply in certain instances. See below.

        o Class A shares pay service fees of up to 0.25% of the average daily net assets represented by the Class A shares.

        o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

        o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Fund as shown in the table above. The Distributor retains approximately 10% of the sales charge. Entities that sell Class A shares will also receive the service fee payable under the Class A Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares sold by them.

        CLASS A SHARES - SALES CHARGE REDUCTIONS:
        o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

        o Eligible Purchasers. Class A shares may be purchased without a sales charge by:
             [] tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code

             [] trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority
             [] accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian
             [] directors or trustees (and their immediate families) of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service or shareholder servicing agent
             [] employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Shareholder Servicing Agent and its affiliates (including immediate families of any of the foregoing)
             [] investors participating in a fee-based arrangement sponsored or advised by Citibank or its affiliates
             [] investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services
             [] employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase
             [] separate accounts used to fund certain unregistered variable annuity contracts
             [] direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees
             [] shareholder accounts established through a reorganization or similar form of business combination approved by the Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of the Fund or any other CitiFund at net asset value without a sales charge
             [] employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the number of employees or amount of purchase; currently, these criteria require that:
                 + the employer establishing the qualified plan have at least 50 eligible employees, or
                 + the amount invested by the qualified plan in the Fund or in any combination of CitiFunds totals a minimum of $500,000
             [] investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:
                 + it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time
                 + all investments made during a calendar month will age one month on the last day of the month and each subsequent month
                 + any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)
                 + the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held
             [] subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a CitiFund), if:
                 + the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and
                 + the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund
             [] an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:
                 + the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,
                 + the redemption is made within 60 days prior to the investment in the Fund, and

                 + the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

        o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:
             []  have been in existence for more than six months
             []  have a purpose other than acquiring Fund shares at a discount
             [] satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares
             []  have more than ten members
             [] be available to arrange for group meetings between representatives of the Fund and the members
             [] agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor
             [] seek to arrange for payroll deduction or other bulk transmission of investments to the Fund

        o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of the Fund at the public offering price applicable to the total of:
             []  the dollar amount then being purchased, plus
             [] an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds

             See the Statement of Additional Information for more information.

        o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

        o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify their Shareholder Servicing Agent in writing at the time the privilege is exercised.

        CLASS B SHARES:
        o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.
        o Class B shares pay a combined distribution and service fee of up to 1.00% of the average daily net assets represented by the Class B shares.
        o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

-------------------------------------------------------------------------------
REDEMPTION DURING                          CDSC ON SHARES BEING SOLD
-------------------------------------------------------------------------------
1st year since purchase                              5.00%
-------------------------------------------------------------------------------
2nd year since purchase                              4.00%
-------------------------------------------------------------------------------
3rd year since purchase                              3.00%
-------------------------------------------------------------------------------
4th year since purchase                              2.00%
-------------------------------------------------------------------------------
5th year since purchase                              1.00%
-------------------------------------------------------------------------------
6th year (or later) since purchase                   None
-------------------------------------------------------------------------------

        o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

        o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

        o    The Fund will assume that a redemption of Class B shares is made:
             []  first, of Class B shares representing capital appreciation
             [] next, of shares representing the reinvestment of dividends and capital gains distributions
             [] finally of other shares held by the investor for the longest period of time

        o The holding period of Class B shares of the Fund acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, the Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

        o Class B shares automatically convert to Class A shares of the Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

        o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the service fee payable under the Class B Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

        CLASS B SHARES - CDSC ELIMINATION:
        o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

        o    Waivers. The CDSC will be waived in connection with:
             []  exchanges into certain CitiFunds
             [] a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death
             [] a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under
                 Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2
             [] a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan
             [] a redemption resulting from a tax-free return of an excess contribution to an IRA

        EXCHANGES
        o Shares of the Fund may be exchanged for shares of the same class of certain other CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds money market funds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds money market funds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge of the fund being exchanged into is greater than the current sales charge for Class A shares of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Investors whose shares are outstanding on January 4, 1999 will be able to exchange those Class A shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of the other funds without paying any sales charge. No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of certain other CitiFunds. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

        DISTRIBUTION PLANS. The Fund maintains separate Distribution Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

        The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales of Class A and Class B shares.

        The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Plans and the purposes for which the expenditures were made.

        During the period they are in effect, the Plans and related Distribution Agreements obligate the Fund to pay fees to the Distributor and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

        CONDENSED FINANCIAL INFORMATION. The information in the following table supplements the financial information contained in "Condensed Financial Information" in the Fund's prospectus. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

-------------------------------------------------------------------------------
                                                   CITIFUNDS BALANCED
                                                      PORTFOLIO -
                                                 SIX MONTHS ENDED JUNE
                                                        30, 1998
                                                      (UNAUDITED)
-------------------------------------------------------------------------------
Net Asset Value, beginning of period                     $15.77
-------------------------------------------------------------------------------
Income from Operations:
Net investment income                                    0.205
Net realized and unrealized gain (loss) on
investments                                              1.030
-------------------------------------------------------------------------------
     Total from operations                               1.235
-------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                   (0.140)
Net realized gain                                       (0.455)
-------------------------------------------------------------------------------
     Total distributions                                (0.595)
-------------------------------------------------------------------------------
Net Asset Value, end of period                           $16.41
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------
Net assets, end of period (000's omitted)               $238,193
-------------------------------------------------------------------------------
Ratio of expenses to average net assets (A)              1.02%*
-------------------------------------------------------------------------------
Ratio of net investment income to average net
assets                                                   2.49%*
-------------------------------------------------------------------------------
Portfolio turnover                                        102%
-------------------------------------------------------------------------------
Total Return                                            7.85%**
-------------------------------------------------------------------------------

        Note: If certain agents of the Fund and its underlying portfolio had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

-------------------------------------------------------------------------------
Net investment income per share                          $0.189
-------------------------------------------------------------------------------
RATIOS:
-------------------------------------------------------------------------------
Expenses to average net assets (A)                       1.22%*
-------------------------------------------------------------------------------
Net investment income to average net assets              2.29%*
-------------------------------------------------------------------------------

------------------------

(A) Includes allocated expenses for the period indicated from the Balanced Portfolio.
*   Annualized
**  Not annualized

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998
                                      FOR
                         CITIFUNDSSM BALANCED PORTFOLIO

        SALES CHARGES. Shares of the Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

        PERFORMANCE. Total rates of return for the Fund may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

        DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of the Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

        LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of other CitiFunds or of any other mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Fund's distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

        o The shareholder's Shareholder Servicing Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

        o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

        o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

        o The value of shares of the Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

        o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Shareholder Servicing Agent stating that the shares were paid for by the person signing the letter.

        o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

        o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

        If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Shareholder Servicing Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Shareholder Servicing Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

        RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 3.00% (the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Shareholder Servicing Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

        CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

        SERVICE FEES. The Fund pays fees for distribution and shareholder servicing pursuant to a Distribution Plan adopted with respect to each class of shares of the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan with respect to Class A shares provides that the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Plan with respect to Class B shares provides that the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund.

        FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiFunds Balanced Portfolio (Portfolio of Investments at June 30, 1998, Statement of Assets and Liabilities at June 30, 1998, Statement of Operations for the six months ended June 30, 1998, Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and Financial Highlights for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993), which are included in the Semi-Annual Report to Shareholders of CitiFunds Balanced Portfolio, are incorporated herein by reference.

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
                         PROSPECTUS DATED MARCH 2, 1998
                                      FOR
                            CITISELECT(R) FOLIO 200
                            CITISELECT(R) FOLIO 300
                            CITISELECT(R) FOLIO 400
                            CITISELECT(R) FOLIO 500

        Beginning on January 4, 1999, the CitiSelect Portfolios will each offer two classes of shares: Class A and Class B.

        Shares of each Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other Funds and other mutual funds managed or advised by Citibank, N.A. (CitiFunds) without paying a sales charge.

        Investors purchasing shares of the Funds on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.

        EXPENSE SUMMARY. The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Funds and their underlying Portfolios.* For more information on costs and expenses, see "Management"-page 15 of the Prospectus and "General Information -Expenses" -page 21 of the Prospectus.**

                                -----------------------------------------------
                                   CITISELECT FOLIO 200    CITISELECT FOLIO 400
                                            AND                     AND
                                   CITISELECT FOLIO 300    CITISELECT FOLIO 500

                                   CLASS A      CLASS B    CLASS A      CLASS B
-------------------------------------------------------------------------------
SHAREHOLDER
TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Maximum sales load imposed
on purchases (as a percentage
of offering price)                 4.50%          none     5.00%          none
-------------------------------------------------------------------------------
Maximum sales load imposed
on reinvested dividends            none           none     none           none
-------------------------------------------------------------------------------
Maximum deferred sales load
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)       none1          4.50%    none1         5.00%
-------------------------------------------------------------------------------
Redemption fee                     none           none     none           none
-------------------------------------------------------------------------------
Exchange fee                       none           none     none           none
-------------------------------------------------------------------------------

                                -----------------------------------------------
                                   CITISELECT FOLIO 200    CITISELECT FOLIO 400
                                            AND                     AND
                                   CITISELECT FOLIO 300    CITISELECT FOLIO 500

                                   CLASS A      CLASS B    CLASS A      CLASS B
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENTAGE
OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management Fees                    0.75%         0.75%     0.75%         0.75%
-------------------------------------------------------------------------------
12b-1 Fees (including service
fees)                              0.50%         0.75%     0.50%         1.00%
-------------------------------------------------------------------------------
Other Expenses                     0.25%         0.25%     0.25%         0.25%
-------------------------------------------------------------------------------
Total Fund Operating
Expenses                           1.50%         1.75%     1.50%         2.00%
-------------------------------------------------------------------------------






------------------------

      1 Except for purchases of $500,000 or more. See "Class A Shares" below.

* Each Fund invests in multiple Portfolios which are series of separately registered investment companies. Each Fund's "Total Fund Operating Expenses" listed above includes the Fund's pro rata share of each Portfolio's expenses. The total operating expenses of each Portfolio are estimated to be 0.49% for Short-Term Portfolio, 0.60% for Intermediate Income Portfolio, 0.78% for Large Cap Value Portfolio, 0.89% for Small Cap Value Portfolio, 0.97% for International Portfolio, 0.74% for Foreign Bond Portfolio, 0.88% for Small Cap Growth Portfolio and 0.75% for Large Cap Growth Portfolio.
** These tables are intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. The information in the tables and in the example below are based on the Funds' fiscal year ended October 31, 1997, as revised to reflect current fees. Long-term shareholders in the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

Example: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

-------------------------------------------------------------------------------
                                   ONE        THREE       FIVE          TEN
                                  YEAR        YEARS       YEARS        YEARS
-------------------------------------------------------------------------------
CITISELECT FOLIO 200
        AND
CITISELECT FOLIO 300
Class A                            $60         $90        $123         $216
Class B
Assuming redemption at
end of period                      $63         $85        $105         $206
Assuming no redemption             $18         $55         $95         $206
-------------------------------------------------------------------------------
CITISELECT FOLIO 400
        AND
CITISELECT FOLIO 500
Class A                            $64         $95        $128         $220
Class B
Assuming redemption at
end of period                      $70         $93        $118         $233
Assuming no redemption             $20         $63        $108         $233
-------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

        CLASSES OF SHARES. Beginning on January 4, 1999, each Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below.

Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

        When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

        CLASS A SHARES:
        o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

              The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares - Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

-------------------------------------------------------------------------------

                  CITISELECT FOLIO 200 AND CITISELECT FOLIO 300

-------------------------------------------------------------------------------
                                  SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                   AS A % OF       AS A % OF       COMMISSION
AMOUNT OF                           OFFERING          YOUR          AS A % OF
YOUR INVESTMENT                      PRICE         INVESTMENT    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000                      4.50%           4.71%          4.05%
-------------------------------------------------------------------------------
$25,000 to less than $50,000           4.00%           4.17%          3.60%
-------------------------------------------------------------------------------
$50,000 to less than $100,000          3.50%           3.63%          3.15%
-------------------------------------------------------------------------------
$100,000 to less than $250,000         2.50%           2.56%          2.25%
-------------------------------------------------------------------------------
$250,000 to less than $500,000         1.50%           1.52%          1.35%
-------------------------------------------------------------------------------
$500,000 or more                       none*           none*        up to 1.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                  CITISELECT FOLIO 400 AND CITISELECT FOLIO 500

-------------------------------------------------------------------------------
                                 SALES CHARGE    SALES CHARGE    BROKER/DEALER
                                   AS A % OF       AS A % OF      COMMISSION
AMOUNT OF                          OFFERING          YOUR          AS A % OF
YOUR INVESTMENT                      PRICE        INVESTMENT    OFFERING PRICE
-------------------------------------------------------------------------------
Less than $25,000                      5.00%           5.26%          4.50%
-------------------------------------------------------------------------------
$25,000 to less than $50,000           4.00%           4.17%          3.60%
-------------------------------------------------------------------------------
$50,000 to less than $100,000          3.50%           3.63%          3.15%
-------------------------------------------------------------------------------
$100,000 to less than $250,000         3.00%           3.09%          2.70%
-------------------------------------------------------------------------------
$250,000 to less than $500,000         2.00%           2.04%          1.80%
-------------------------------------------------------------------------------
$500,000 or more                       none*           none*        up to 1.00%
-------------------------------------------------------------------------------

             *A contingent deferred sales charge may apply in certain instances. See below.

        o Class A shares pay service fees of up to 0.50% of the average daily net assets represented by the Class A shares.

        o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

        o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Funds as shown in the table above. The Distributor retains approximately 10% of the sales charge. Entities that sell Class A shares will also receive the service fee payable under the Class A Service Plan at an annual rate equal to 0.50% of the average daily net assets represented by the Class A shares sold by them.

        CLASS A SHARES - SALES CHARGE REDUCTIONS:
        o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

        o Eligible Purchasers. Class A shares may be purchased without a sales charge by:
             [] tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code
             [] trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority
             [] accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian

             [] directors or trustees (and their immediate families) of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service agent
             [] employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Service Agent and its affiliates (including immediate families of any of the foregoing)
             [] investors participating in a fee-based arrangement sponsored or advised by Citibank or its affiliates
             [] investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services
             [] employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase
             [] separate accounts used to fund certain unregistered variable annuity contracts
             [] direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees
             [] shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any CitiFund the terms of which entitle those shareholders to purchase shares of the Fund or any CitiFund at net asset value without a sales charge
             [] employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the number of employees or amount of purchase; currently, these criteria require that:
                 + the employer establishing the qualified plan have at least 50 eligible employees, or
                 + the amount invested by the qualified plan in a Fund or in any combination of the Funds and CitiFunds totals a minimum of $500,000
             [] investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:
                 + it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time
                 + all investments made during a calendar month will age one month on the last day of the month and each subsequent month
                 + any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another Fund or any CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)
                 + the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held

             [] subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a Fund or a CitiFund), if:
                 + the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and
                 + the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund
             [] an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:
                 + the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,
                 + the redemption is made within 60 days prior to the investment in a Fund, and
                 + the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

        o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:
             []  have been in existence for more than six months

             []  have a purpose other than acquiring Fund shares at a discount
             [] satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares
             []  have more than ten members
             [] be available to arrange for group meetings between representatives of the Funds and the members
             [] agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor
             [] seek to arrange for payroll deduction or other bulk transmission of investments to the Funds

        o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of a Fund at the public offering price applicable to the total of:
             []  the dollar amount then being purchased, plus
             [] an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds

             See the Statement of Additional Information for more information.

        o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of certain CitiFunds within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

        o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the same Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify the Transfer Agent or, if they are customers of a Service Agent, their Service Agent in writing at the time the privilege is exercised.

        CLASS B SHARES:
        o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.

        o Class B shares pay combined distribution and service fees of up to 0.75% (up to 1.00% for CitiSelect Folio 400 and CitiSelect Folio
             500) of the average daily net assets represented by the Class B shares.

        o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

             ------------------------------------------------------------------
                        CITISELECT FOLIO 200 AND CITISELECT FOLIO 300
             ------------------------------------------------------------------
             REDEMPTION DURING                    CDSC ON SHARES BEING SOLD
             ------------------------------------------------------------------
             1st year since purchase                      4.50%
             ------------------------------------------------------------------
             2nd year since purchase                      4.00%
             ------------------------------------------------------------------
             3rd year since purchase                      3.00%
             ------------------------------------------------------------------
             4th year since purchase                      2.00%
             ------------------------------------------------------------------
             5th year since purchase                      1.00%
             ------------------------------------------------------------------
             6th year (or later) since purchase           None
             ------------------------------------------------------------------

             ------------------------------------------------------------------
               CITISELECT FOLIO 400 AND CITISELECT FOLIO 500
             ------------------------------------------------------------------
             REDEMPTION DURING                    CDSC ON SHARES BEING SOLD
             ------------------------------------------------------------------
             1st year since purchase                      5.00%
             ------------------------------------------------------------------
             2nd year since purchase                      4.00%
             ------------------------------------------------------------------
             3rd year since purchase                      3.00%
             ------------------------------------------------------------------
             4th year since purchase                      2.00%
             ------------------------------------------------------------------
             5th year since purchase                      1.00%
             ------------------------------------------------------------------
             6th year (or later) since purchase           None
             ------------------------------------------------------------------

        o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

        o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

        o    Each Fund will assume that a redemption of Class B shares is made:
             []  first, of Class B shares representing capital appreciation
             [] next, of shares representing the reinvestment of dividends and capital gains distributions
             [] finally of other shares held by the investor for the longest period of time

        o The holding period of Class B shares of a Fund acquired through an exchange with another Fund or a CitiFund will be calculated from the date that the Class B shares were initially acquired in the other Fund or CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, each Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

        o Class B shares automatically convert to Class A shares of the same Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

        o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.00% of the purchase price of Class B shares sold by these entities (4.50% for CitiSelect Folio 400 and CitiSelect Folio 500). These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the service fee payable under the Class B Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

        CLASS B SHARES - CDSC ELIMINATION:
        o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

        o    Waivers. The CDSC will be waived in connection with:
             []  exchanges into another Fund and certain CitiFunds
             [] a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death
             [] a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under
                 Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2
             [] a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan
             [] a redemption resulting from a tax-free return of an excess contribution to an IRA

        EXCHANGES
        o Shares of each Fund may be exchanged for shares of the same class of each other Fund and certain CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds money market funds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds money market funds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge for Class A shares of the fund being exchanged into is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). Investors whose shares are outstanding on January 4, 1999 will be able to exchange those Class A shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of the other funds without paying any sales charge. No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of each other Fund and certain CitiFunds. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

               SERVICE PLANS. The Funds maintain separate Service Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Service Plans, each Fund may pay a combined monthly fee for distribution and servicing at an annual rate not to exceed 0.75% (1.00% for CitiSelect Folio 400 and CitiSelect Folio 500) of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to Service Agents and others as compensation for the sale of shares of the applicable class of each Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

        The amounts paid to each Service Agent and other recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided by the Service Agent. Service Agents and others may receive different compensation for sales of Class A and Class B shares.

        The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Service Plans and the purposes for which the expenditures were made.

        During the period they are in effect, the Service Plans and related Distribution Agreements obligate each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the Service Plans, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor, Service Agents and others until the Service Plans or Distribution Agreements are terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of any Fund.

        CONDENSED FINANCIAL INFORMATION. The information in the following tables supplements the financial information contained in "Condensed Financial Information" in the Funds' prospectus. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

        -----------------------------------------------------------------------
                                     CITISELECT FOLIO 200  CITISELECT FOLIO 300
                                       SIX MONTHS ENDED      SIX MONTHS ENDED
                                        APRIL 30, 1998        APRIL 30, 1998
                                         (UNAUDITED)            (UNAUDITED)
        -----------------------------------------------------------------------
        NET ASSET VALUE, BEGINNING OF
        PERIOD                              $11.33               $11.71
        -----------------------------------------------------------------------
        INCOME FROM OPERATIONS:
        Net investment income               0.129                0.110
        Net realized and unrealized gain
            on investments                  0.449                0.671
        -----------------------------------------------------------------------
        Total from operations               0.578                0.781
        -----------------------------------------------------------------------
        LESS DISTRIBuTIONS FROM:
        Net investment income              (0.172)              (0.138)
        Net realized gain on investments   (0.186)              (0.243)
        In excess of net income              --                   --
        -----------------------------------------------------------------------
        Total distributions                (0.358)              (0.381)
        -----------------------------------------------------------------------
        Net Asset Value, end of period     $11.55               $12.11
        -----------------------------------------------------------------------

        -----------------------------------------------------------------------
        RATIOS/SUPPLEMENTAL DATA:
        -----------------------------------------------------------------------
        Net assets, end of period (000's
           omitted)                        $213,474             $379,024
        -----------------------------------------------------------------------
        Ratio of expenses to average net
           assets (A)                      1.50%*               1.50%*
        -----------------------------------------------------------------------
        Ratio of net investment income to
        average net assets                 2.67%*               2.01%*
        -----------------------------------------------------------------------
        Total Return                       5.30%**              6.94%**
        -----------------------------------------------------------------------

        Note: If certain agents of the Funds and their underlying Portfolios had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

        -----------------------------------------------------------------------
        Net investment income per share    $0.127               $0.110
        -----------------------------------------------------------------------
        RATIOS:
        -----------------------------------------------------------------------
        Expenses to average net assets (A) 1.54%*               1.50%*
        -----------------------------------------------------------------------
        Net investment income to average
           net assets                      2.63%*               2.01%*
        -----------------------------------------------------------------------

        (A) Includes allocated expenses for the period indicated from the respective portfolios.
        *   Annualized
        **  Not annualized
                                                                      continued

        -----------------------------------------------------------------------
                                    CITISELECT FOLIO 400   CITISELECT FOLIO 500
                                      SIX MONTHS ENDED       SIX MONTHS ENDED
                                       APRIL 30, 1998         APRIL 30, 1998
                                        (UNAUDITED)             (UNAUDITED)
        -----------------------------------------------------------------------
        NET ASSET VALUE, BEGINNING OF
        PERIOD                               $12.01                $12.08
        -----------------------------------------------------------------------
        INCOME FROM OPERATIONS:
        Net investment income                0.064                 0.030
        Net realized and unrealized gain
           on investments                    0.919                 1.177
        -----------------------------------------------------------------------
        Total from operations                0.983                 1.207
        -----------------------------------------------------------------------
        LESS DISTRIBUTIONS FROM:
        Net investment income               (0.079)               (0.073)
        Net realized gain on investments    (0.244)               (0.154)
        In excess of net income                --                 (0.010)
        -----------------------------------------------------------------------
        Total distributions                 (0.323)               (0.237)
        -----------------------------------------------------------------------
        Net Asset Value, end of period      $12.67                $13.05
        -----------------------------------------------------------------------

        -----------------------------------------------------------------------
        RATIOS/SUPPLEMENTAL DATA:
        -----------------------------------------------------------------------
        Net assets, end of period (000's
           omitted)                         $495,566              $219,157
        -----------------------------------------------------------------------
        Ratio of expenses to average net
           assets (A)                       1.55%*                1.55%*
        -----------------------------------------------------------------------
        Ratio of net investment income to
           average net assets               1.08%*                0.52%*
        -----------------------------------------------------------------------
        Total Return                        8.48%**               10.25%**
        -----------------------------------------------------------------------

        Note: If certain agents of the Funds and their underlying Portfolios had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:
        -----------------------------------------------------------------------
        Net investment income per share      $0.064               $0.030
        -----------------------------------------------------------------------
        RATIOS:
        -----------------------------------------------------------------------
        Expenses to average net assets (A)   1.55%*               1.55%*
        -----------------------------------------------------------------------
        Net investment income to average
           net assets                        1.08%*               0.52%*
        -----------------------------------------------------------------------

        ---------------------
        (A) Includes allocated expenses for the period indicated from the respective portfolios.
        *   Annualized
        **  Not annualized

                        SUPPLEMENT DATED JANUARY 4, 1999
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998
                                      FOR
                            CITISELECT(R) FOLIO 200
                            CITISELECT(R) FOLIO 300
                            CITISELECT(R) FOLIO 400
                            CITISELECT(R) FOLIO 500

        SALES CHARGES. Shares of each Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

        PERFORMANCE. Total rates of return for each of the Funds may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

        DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of each Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

        LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of any CitiFunds within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Funds' distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

        o The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

        o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

        o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

        o The value of shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

        o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Transfer Agent or a Service Agent stating that the shares were paid for by the person signing the letter.

        o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

        o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

        If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

        RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the Funds and the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 2.50% for CitiSelect Folio 200 and CitiSelect Folio 300 and 3.00% for CitiSelect Folio 400 and CitiSelect Folio 500 (in each case, the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Transfer Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

        CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the same Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional

Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the Funds or any CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

        SERVICE FEES. The Funds pay fees for distribution and shareholder servicing pursuant to a Service Plan adopted with respect to each class of shares of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan with respect to Class A shares provides that each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Fund. The Service Plan with respect to Class B shares provides that each Fund may pay a combined monthly fee for distribution and servicing at an annual rate not to exceed 0.75% (1.00% for CitiSelect Folio 400 and CitiSelect Folio 500) of the average daily net assets represented by Class B shares of the Fund.

        FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from June 17, 1996 (September 3, 1996 for CitiSelect Folio 500) (commencement of operations) to December 31, 1996, and Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from June 17, 1996 (September 3, 1996 for CitiSelect Folio 500) (commencement of operations) to December 31, 1996, which are included in the Semi-Annual Report to Shareholders of CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500, are incorporated herein by reference.

                                    PART C


Item 24.  Financial Statements and Exhibits.

        (a)    Financial Statements Included in Part A:
               Condensed Financial Information - Financial Highlights (unaudited) of CitiFunds Balanced
                Portfolio (for the six months ended June 30, 1998) and the CitiSelect Portfolios (for the six
                months ended April 30, 1998).


               Financial Statements Included in Part B:
               CITIFUNDS BALANCED PORTFOLIO
               Statement of Assets and Liabilities at June 30, 1998*
               Statement of Operations for the six months ended June 30, 1998*
               Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended
                  December 31, 1997*
               Financial Highlights for the six months ended June 30, 1998 and for each of the years in the five-
                  year period ended December 31, 1997*

               BALANCED PORTFOLIO
               Portfolio of Investments at June 30, 1998*
               Statement of Assets and Liabilities at June 30, 1998*
               Statement of Operations for the six months ended June 30, 1998*
               Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended
                  December 31, 1997*
               Financial Highlights for the six months ended June 30, 1998, for each of the years in the three-
                  year period ended December 31, 1997 and for the period from May 1, 1994 (commencement of operations) to December 31, 1994*

               THE CITISELECT PORTFOLIOS
               Statement of Assets and Liabilities at April 30, 1998**
               Statement of Operations for the six months ended April 30, 1998**
               Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from June 17, 1996 (September 3, 1996 for CitiSelect
                  Folio 500) (commencement of operations) to December 31, 1996**
               Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from
                  June 17, 1996 (September 3, 1996 for CitiSelect Folio 500)
                  (commencement of operations) to December 31, 1996**

               ------------------
               *  Incorporated by reference to the Registrant's Semi-Annual
                  Report to Shareholders of CitiFunds Balanced Portfolio, as
                  filed with the Commission on August 21, 1998 (accession
                  number 0000950156-98-000513).
               ** Incorporated by reference to the Registrant's Semi-Annual
                  Report to Shareholders of the CitiSelect Portfolios, as filed with the Commission on July 10, 1998 (accession number
                  0000950156-98-000460).


        (b)    Exhibits

                  *  1(a)        Amended and Restated Declaration of Trust of the Registrant
                ***  1(b)        Amended and Restated Establishment and Designation of Series of the
                                 Registrant
         ** and ***  1(c)        Amendments to the Declaration of Trust of the Registrant
               ****  1(d)        Forms of Amendments to the Declaration of Trust of the Registrant

                ***  2(a)        Amended and Restated By-Laws of the Registrant
                ***  2(b)        Amendments to Amended and Restated By-Laws of the Registrant
                ***  5           Amended and Restated Management Agreements between the Registrant and Citibank, N.A., as manager to the CitiSelect Portfolios
                     6(a         Form of Amended and Restated Distribution Agreement between the
                                 Registrant and CFBDS, Inc. ("CFBDS"), as distributor with respect to
                                 Class A shares of CitiFunds Balanced Portfolio
                     6(b)        Form of Amended and Restated Distribution Agreement between the
                                 Registrant and CFBDS, as distributor with respect to Class A shares of the
                                 CitiSelect Portfolios
                     6(c)        Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of CitiFunds Balanced
                                 Portfolio
                     6(d)        Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of the CitiSelect Portfolios
                ***  8(a)        Custodian Agreement of the Registrant and State Street Bank and Trust
                                 Company ("State Street"), as custodian
                ***  8(b)        Letter Agreement regarding the Custodian Contract between the Registrant and State Street
               ****  9(a)        Administrative Services Agreement between the Registrant and CFBDS, as administrator for CitiFunds Balanced Portfolio
               ****  9(b)        Sub-Administrative Services Agreement between Citibank, N.A. and
                                 CFBDS with respect to CitiFunds Balanced Portfolio
               ****  9(c)(i)     Form of Shareholder Servicing Agreement between the Registrant and
                                 Citibank, N.A., as shareholder servicing agent for CitiFunds Balanced
                                 Portfolio
               ****  9(c)(ii)    Form of Shareholder Servicing Agreement between the Registrant and a federal savings bank, as shareholder servicing agent for CitiFunds
                                 Balanced Portfolio
               ****  9(c)(iii)   Form of Shareholder Agreement between the Registrant and CFBDS, as shareholder servicing agent for CitiFunds Balanced Portfolio
                ***  9(d)        Transfer Agency and Servicing Agreement between the Registrant and
                                 State Street, as transfer agent
                     10          Opinion and consent of counsel
                     11          Independent Accountants' consent
                     15(a)       Form of Amended and Restated Distribution Plan of the Registrant for
                                 Class A Shares of CitiFunds Balanced Portfolio
                     15(b)       Form of Amended and Restated Service Plan of the Registrant for Class A
                                 Shares of the CitiSelect Portfolios
                     15(c)       Form of Distribution Plan of the Registrant for Class B Shares of CitiFunds
                                 Balanced Portfolio
                     15(d)       Form of Service Plan of the Registrant for Class B Shares of the CitiSelect
                                 Portfolios
                     18          Form of Multiple Class Plan of the Registrant
               ****  25(a)       Powers of Attorney for the Registrant
                     25(b)       Powers of Attorney for The Premium Portfolios
                     25(c)       Powers of Attorney for Asset Allocation Portfolios

---------------------

            * Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.
           ** Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 1997.

          *** Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.
         **** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.


Item 25.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.


Item 26.  Number of Holders of Securities.

             Title of Class                       Number of Record Holders

      Shares of Beneficial Interest
           (without par value)                    As of November 20, 1998


        CitiFunds Balanced Portfolio                           7
            CitiSelect Folio 200                              7,742
            CitiSelect Folio 300                             16,315
            CitiSelect Folio 400                             22,548
            CitiSelect Folio 500                             12,150


Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreements between the Registrant and CFBDS, Inc., filed as Exhibits hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.

     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (U.S. Fixed Income Portfolio, Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury

Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Tax Free Income Trust (CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM California Tax Free Reserves, CitiFundsSM New York Tax Free Reserves and CitiFundsSM Connecticut Tax Free Reserves), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $290 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

     Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins      Director, Kimberly-Clark Corporation


Robert I. Lipp       Chairman, Chief Executive Officer and President, Travelers
                     Property Casualty Co.


John S. Reed         Director, Monsanto Company
                     Director, Philip Morris Companies
                      Incorporated
                     Stockholder, Tampa Tank & Welding, Inc.


William R. Rhodes    Director, Private Export Funding
                      Corporation


H. Onno Ruding       Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                     Director, Pechiney S.A.
                     Advisory Director, Unilever NV and Unilever PLC
                     Director, Corning Incorporated


     Franklin Advisory Services, Inc. ("Franklin"), a sub-adviser with respect to the small cap value securities of Small Cap Value Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at One Parker Plaza, 16th Floor, Fort Lee, New Jersey 07024. Franklin, a Delaware corporation incorporated in 1996, is a registered investment adviser under the Investment Advisers Act of 1940 and is a wholly-owned subsidiary of Franklin Resources, Inc., a publicly owned holding company. Franklin is an investment adviser to various open-end and closed-end investment companies.

     William J. Lippman is the President and Director of Franklin Advisory Services, Inc. Mr. Lippman holds a master of business administration degree from New York University and a bachelor of business administration degree from City College of New York. Mr. Lippman also serves as Senior Vice President of Franklin Resources, Inc. and Franklin Management, Inc. and has been with the Franklin Templeton Group since 1988. Prior to joining Franklin Advisers Inc., Mr. Lippman was president of L.F. Rothschild Fund Management, Inc. and has been in the securities industry for over 30 years.

     Each of the individuals named below is an officer and/or Director of Franklin and has the affiliations indicated:

Name:                               Affiliations:


William J. Lippman                  Senior Vice President, Franklin Resources, Inc.
  President and Director            Senior Vice President, Franklin Advisers, Inc.
                                    Senior Vice President, Franklin Templeton
                                    Distributors, Inc.
                                    Senior Vice President, Franklin Management, Inc.

                                    Mr. Lippman also serves as officer and/or director
                                    or trustee of eight of the investment companies in
                                    the Franklin Group of Funds.


Charles B. Johnson                  President, Chief Executive Officer and Director, Franklin
    Chairman of the Board and           Resources, Inc.
    Director                        Chairman of the Board and Director, Franklin Advisers, Inc.
                                    Chairman of the Board and Director, Franklin Investment
                                        Advisory Services, Inc.
                                    Chairman of the Board and Director, Franklin Templeton
                                        Distributors, Inc.
                                    Director, Franklin/Templeton Investor Services, Inc.
                                    Director, Franklin Templeton Services, Inc.
                                    Director, General Host Corporation

                                    Mr. Johnson also serves as officer and/or director
                                    or trustee, as the case may be, of most of the other
                                    subsidiaries of Franklin Resources, Inc. and of 54
                                    of the investment companies in the Franklin
                                    Templeton Group of Funds.


Rupert H. Johnson, Jr.              Executive Vice President and Director, Franklin Resources, Inc.
    Senior Vice President and       Executive Vice President and Director, Franklin Templeton
    Director                            Distributors, Inc.
                                    President and Director, Franklin Advisers, Inc.
                                    Senior Vice President and Director, Franklin Investment Advisory
                                        Services, Inc.
                                    Director, Franklin/Templeton Investor Services, Inc.


                                    Mr. Johnson also serves as officer and/or director,
                                    trustee or managing general partner, as the case
                                    may be, of most other subsidiaries of Franklin
                                    Resources, Inc. and of 60 of the investment
                                    companies in the Franklin Templeton Group of Funds.


Deborah R. Gatzek                   Senior Vice President and General Counsel, Franklin Resources,
    Vice President and Assistant        Inc.
    Secretary                       Senior Vice President, Franklin Templeton Distributors, Inc.
                                    Vice President, Franklin Advisers, Inc.
                                    Vice President, Franklin Investment Advisory Services, Inc.

                                     Ms. Gatzek also serves as officer of 60 of the
                                     investment companies in the Franklin Templeton
                                     Group of Funds.


Martin L. Flanagan                  Senior Vice President, Chief Financial Officer and Treasurer,
    Treasurer                           Franklin Resources, Inc.
                                    Executive Vice President, Templeton Worldwide, Inc.
                                    Senior Vice President and Treasurer, Franklin Advisers, Inc.
                                    Senior Vice President and Treasurer, Franklin Templeton
                                        Distributors, Inc.
                                    Senior Vice President, Franklin/Templeton Investor Services,
                                        Inc.
                                    Treasurer, Franklin Investment Advisory Services,Inc.


                                    Mr. Flanagan also serves as officer of most other subsidiaries of
                                    Franklin Resources, Inc. and officer, director and/or trustee of
                                    60 of the investment companies in the Franklin Templeton
                                    Group of Funds.


Leslie M. Kratter                   Vice President, Franklin Resources, Inc.
    Secretary                       Vice President, Franklin Institutional Services Corporation
                                    President and Director, Franklin/Templeton Travel, Inc.


     Pacific Investment Management Company ("PIMCO"), a sub-adviser to Foreign Bond Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at 840 Newport Center Drive, Suite 360, P.O. Box 6480, Newport Beach, California 92658-9030. PIMCO is a registered investment adviser under the Investment Advisers Act of 1940.

     Lee R. Thomas, III joined PIMCO in 1995 and is the Senior International Portfolio Manager at PIMCO, as well as a Managing Director of PIMCO. Previously he was a member of Investcorp's Management Committee, where he was responsible for global securities and foreign exchange trading. Prior to Investcorp, he was associated with Goldman Sachs, where he was an Executive Director in the fixed income division of their London office.

     Each of the individuals named below is a Managing Director of PIMCO and has the affiliations indicated:

Name and Position:                  Other Affiliations:


William H. Gross, CFA               None
  Senior Fixed Income Portfolio
  Manager


David H. Edington                   None
  Senior Fixed Income Portfolio
  Manager


John L. Hague                       None
  Senior Fixed Income Portfolio
  Manager


Brent R. Harris, CFA                None
  Director of Marketing


Dean S. Meiling, CFA                None
  Account Manager


James F. Muzzy, CFA                 None
  Account Manager

William F. Podlich, III             None


William C. Powers                   None
  Senior Fixed Income Portfolio
  Manager


Frank B. Rabinovitch                None
  Senior Fixed Income Portfolio
  Manager


Lee R. Thomas, III                  None
  Senior International Portfolio
  Manager


William S. Thompson                 Director, Spieker Properties Inc.
  Chief Executive Officer



     Hotchkis and Wiley, a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. ("Hotchkis"), a sub-adviser to International Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017. Harry Hartford and Sarah Ketterer manage international equity accounts and are also responsible for international investment research. Each serves on the Investment Policy Committee at Hotchkis. Prior to joining Hotchkis, Mr. Hartford was with the Investment Bank of Ireland, where he gained 10 years of experience in both international and global equity management. Prior to joining Hotchkis, Ms. Ketterer was an associate with Bankers Trust and an analyst at Dean Witter.

     Hotchkis became a division of the Capital Management Group of Merrill Lynch Asset Management, L.P. upon the completion of the sale by Hotchkis and Wiley, a Delaware Limited Liability Company and the general partner of Hotchkis & Wiley, a California limited partnership, of all of the partnership interests in Hotchkis & Wiley to Merrill Lynch & Co., Inc., a Delaware corporation, in November of 1996.

        Following are the managing personnel of Hotchkis:

Name and Position:     Other Affiliations:


John F. Hotchkis       Trustee, Hotchkis and Wiley Funds
  Portfolio Manager    Board of Governors, The Music Center
  Chairman             Director, The Music Center Foundation
                       Director, Los Angeles Philharmonic Orchestra
                       Director, Big Brothers of Greater Los Angeles
                       Director, Executive Service Corps of Southern California
                       Director, KCET
                       Director, Teach for America
                       Trustee, The Lawrenceville School
                       Trustee, Robert Louis Stevenson School
                       Director, Fountainhead Water Company, Inc.


Michael L. Quinn       Head of Merrill Lynch Capital Management Group
  Chief Executive
  Officer



     Miller Anderson & Sherrerd, LLP ("MAS"), a sub-adviser to Large Cap Value Portfolio, a series of Asset Allocation Portfolios, maintains its principal office at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS has been a registered investment adviser under the Investment Advisers Act of 1940 since 1974. MAS serves as the Investment Adviser and Fund Administrator for the MAS Funds and is also the parent company of MAS Fund Distribution, Inc. ("MASDI"), a registered limited purpose broker-dealer that was formed in 1992 solely to distribute shares of the MAS Funds. All registered representatives of MASDI are also employees of MAS. MAS Fixed Income Partnership I, L.P. ("MAS I") and MAS Fixed Income Partnership II, L.P. ("MAS II") are investment partnerships established by MAS. MAS has established MAS Fixed Income I, L.L.C., MAS Fixed Income II, L.L.C., MAS Management, Inc., and MAS Investors I, LLP to administer and manage the investment partnerships. MAS also participates in a joint venture with LTCB Capital Markets, Inc. that owns LTCB-MAS Investment Management, Inc., a registered investment adviser.

     MAS is a Pennsylvania limited liability partnership and became an indirect wholly-owned subsidiary of Morgan Stanley Group Inc., the global financial services firm, upon the completion of Morgan Stanley Asset Management's acquisition of MAS in January of 1996. MAS's general partner and the owner of 95% of the MAS partnership interests is Morgan Stanley Asset Management Holdings, Inc. ("MSAMH"), a direct wholly-owned subsidiary of Morgan Stanley Asset Management Inc. MSAMH is also one of MAS's three limited partners. The other two limited partners of MAS are MSL Incorporated and MS Holdings Incorporated, which are both holding companies within Morgan Stanley's corporate structure and own the remaining 3% and 2% of MAS's partnership interests, respectively.

Following are the officers and directors of Morgan Stanley Asset Management Holdings, Inc.

Name and Position:                       Affiliations:

James M. Allwin                          Director and Managing Director of Morgan Stanley
President and Director                    Asset Management Inc. since 1993 and President
                                          since 1995;
                                         Employee of Morgan Stanley & Co. Incorporated since
                                          1976 and Managing Director since 1985;
                                         President of Morgan Stanley Realty, Inc. since 1988;
                                         Member of the Board of Overseers, Dartmouth
                                          College;
                                         Member of the Executive Board, The National Realty
                                          Committee;
                                         Trustee, The Urban Land Institute;
                                         Chairman, Cities in Schools, Inc.

Barton M. Biggs                          Chairman and Director of Morgan Stanley Asset
 Chairman of the Board and Director       Management Inc. since 1980;
                                         Chairman and Director of Morgan Stanley Asset
                                          Management Limited;
                                         Managing Director of Morgan Stanley & Co.
                                          Incorporated since 1973;
                                         Director of Morgan Stanley Group Inc. since 1991;
                                         Member of the Investment Advisory Council of The
                                          Thailand Fund;
                                         Director, The Rand McNally Company;
                                         Member, Yale Development Board;
                                         Director and officer of various investment
                                          companies managed by Morgan Stanley Asset Management Inc.



Harold J. Schaaff, Jr.                           Principal of Morgan Stanley & Co. Incorporated;
  Secretary and Director                         General Counsel and Secretary of Morgan Stanley
                                                   Asset Management Inc. since 1989;
                                                 Officer of various investment companies managed by
                                                   Morgan Stanley Asset Management Inc.

Debra M. Aaron                                   Employee of Morgan Stanley & Co. Incorporated since
  Vice President                                   1984, Vice President since 1986 and a Principal
                                                   since 1989

Bruce R. Sandberg                                Employee of Morgan Stanley & Co. Incorporated since
  Vice President                                   1981, Vice President since 1988 and a Principal
                                                   since 1992

Eileen Murray                                    Employee of Morgan Stanley & Co. Incorporated since
  Treasurer                                        1984;
                                                 Treasurer and Managing Director of Morgan Stanley
                                                   Asset Management Inc. and Morgan Stanley & Co.
                                                   Incorporated since June of 1996

Madeline D. Barkhorn                             Employee of Morgan Stanley & Co. Incorporated since
  Assistant Secretary                              1994 and of Morgan Stanley Asset Management Inc.
                                                   since 1988

Charlene R. Herzer                               Employee of Morgan Stanley & Co. Incorporated since
  Assistant Secretary                              1990 and Vice President since 1995


     The primary portfolio managers for MAS's Value Portfolio are Robert J. Marcin, CFA, Richard M. Behler, PhD, and Nicholas J. Kovich, CFA. All other members of the MAS equity investment management department serve as analyst resources for the value team in the management of the portfolio while maintaining responsibility for other MAS equity related portfolios.

     Each of the individuals named below is a former partner of MAS and has the affiliations indicated:

Name:                              Other Affiliations:


Richard B. Worley                  University of Pennsylvania, Trustee
                                   Medical Center of the University of Pennsylvania,
                                     Trustee

                                    Pennsylvania Academy of Fine Arts, Trustee


Thomas L. Bennett, CFA              MAS Funds, Chairman
                                    MAS Fund Distribution, Inc., Director


Robert L. Hagin, PhD                Society of Quantitative Analysts, Advisory Board


John D. Connolly, CFA               Financial Analysts of Philadelphia, President, 1994-95


Kenneth B. Dunn, PhD                Journal of Fixed Income, Associate Editor
                                    Institute for the Study of Security Markets, Board
                                      of Directors


Ellen D. Harvey, CFA                St. Timothy's School, Trustee, 1985-94
                                      Investment Chairman, 1994-present



                                    Bryn Mawr Rehabilitation Hospital, Trustee
                                    Main Line Health System, Trustee
                                    Owosso Corporation, Director


Gary G. Schlarbaum, CFA, PhD        Coe College, Trustee
                                    MAS Funds Distribution, Inc., Director


James D. Schmid                     MAS Funds, President
  Head of Mutual Funds              MAS Fund Distribution, Inc., Director
                                    The Minerva Fund, Inc., Chairman of the Board of
                                      Directors


Arden C. Armstrong, CFA             American Friends Service Committee, Investment
                                        Committee
                                    Wharton Fellow's Fund, Board of Overseers


Stephen F. Esser, CFA               None


J. David Germany, PhD               None


Nicholas J. Kovich, CFA             None


Robert J. Marcin, CFA               None


Mary Ann Milias                     California Pacific Medical Center Foundation,
                                      Trustee
                                    Schools of the Sacred Heart, Trustee
                                    Sisters of the Presentation - Investment Advisory
                                      Committee
                                    Marin Community Foundation - Investment Advisory
                                      Committee


Scott F. Richard, DBA               Journal of Fixed Income, Associate Editor


Horacio A. Valeiras, CFA            None


Glenn E. Becker                     Germantown Academy, Education Committee
                                    The Salvation Army Advisory Board of Greater
                                      Philadelphia
                                    Philadelphia Leadership Foundation, Director


Steven K. Kreider, CFA              Lehigh University, Investment Committee


Marna C. Whittington, PhD           Rohm & Haas Company, Director
                                    Tower Hill School, Trustee
                                    Upland Country Day School, Trustee
                                    The Philadelphia Contributionship, Director
                                    Federated Department Stores, Inc., Director
                                    Berwind Group, Director


Item 29.  Principal Underwriters.

     (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund,

Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

     (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.

Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                         ADDRESS

CFBDS, Inc.                                  21 Milk Street
(distributor)                                Boston, MA 02109


State Street Bank and Trust Company          1776 Heritage Drive
(transfer agent and custodian)               North Quincy, MA 02171


Citibank, N.A.                               153 East 53rd Street
(investment manager)                         New York, NY 10043


SHAREHOLDER SErVICING AGENTS


Citibank, N.A.                               450 West 33rd Street
                                             New York, NY 10001


Citibank, N.A. -- Citigold                   Citicorp Mortgage Inc. - Citigold
                                             15851 Clayton Road
                                             Ballwin, MO 63011


Citibank, N.A. -- The Citibank               153 East 53rd Street
Private Bank                                 New York, NY 10043


Citibank, N.A. -- Citibank Global            153 East 53rd Street
Asset Management                             New York, NY 10043


Citibank, N.A. -- North American             111 Wall Street
Investor Services                            New York, NY 10094


Citicorp Investment Services                 One Court Square
                                             Long Island City, NY 11120

Item 31.  Management Services.

     Not applicable.

Item 32.  Undertakings.

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of CitiFunds Balanced Portfolio or the CitiSelect Portfolios is delivered with a copy of the respective Fund's latest Annual Report to Shareholders, upon request without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 14th day of December, 1998.

                                        CITIFUNDS TRUST I

                                        By  Philip W. Coolidge
                                            ----------------------------
                                            Philip W. Coolidge
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on December 14, 1998.

     Signature                                  Title


Philip W. Coolidge          President, Principal Executive Officer and Trustee
---------------------
Philip W. Coolidge

John R. Elder               Principal Financial Officer and Principal
---------------------       Accounting Officer
John R. Elder


Riley C. Gilley*            Trustee
---------------------
Riley C. Gilley


Diana R. Harrington*         Trustee
---------------------
Diana R. Harrington


Susan B. Kerley*             Trustee
---------------------
Susan B. Kerley


C. Oscar Morong, Jr.*         Trustee
---------------------
C. Oscar Morong, Jr.


E. Kirby Warren*              Trustee
---------------------
E. Kirby Warren


William S. Woods, Jr.*        Trustee
---------------------
William S. Woods, Jr.


*By: Philip W. Coolidge
     ---------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge on behalf of
     those indicated pursuant to Powers of
     Attorney.

                                  SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust I to be signed on its behalf by the undersigned, thereunto duly authorized, in Grand Cayman, Cayman Islands, on the 14th day of December, 1998.

                             THE PREMIUM PORTFOLIOS
                             on behalf of Balanced Portfolio

                             By: Tamie Ebanks-Cunningham
                                 ------------------------------
                                 Tamie Ebanks-Cunningham,
                                 Assistant Secretary of
                                 The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust I has been signed by the following persons in the capacities indicated on December 14, 1998.

      Signature                                      Title


Philip W. Coolidge*        President, Principal Executive Officer and Trustee
----------------------
Philip W. Coolidge


John R. Elder*              Principal Financial Officer and Principal
----------------------      Accounting Officer
John R. Elder


Elliott J. Berv*            Trustee
----------------------
Elliott J. Berv


Mark T. Finn*               Trustee
----------------------
Mark T. Finn


C. Oscar Morong, Jr.*       Trustee
----------------------
C. Oscar Morong, Jr.


Walter E. Robb, III*        Trustee
----------------------
Walter E. Robb, III


E. Kirby Warren*            Trustee
----------------------
E. Kirby Warren


*By:  Tamie Ebanks-Cunningham
      ------------------------
      Tamie Ebanks-Cunningham
      Executed by Tamie Ebanks-Cunningham
      on behalf of those indicated as attorney in
      fact.

                                 EXHIBIT INDEX


Exhibit
No.:       Description:

6(a) Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. ("CFBDS"), as distributor with respect to Class A shares of CitiFunds Balanced Portfolio
6(b) Form of Amended and Restated Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class A shares of the CitiSelect Portfolios
6(c)       Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of CitiFunds
           Balanced Portfolio
6(d)       Form of Distribution Agreement between the Registrant and CFBDS, as distributor with respect to Class B shares of the CitiSelect Portfolios
10         Opinion and consent of counsel
11         Independent Accountants' consent
15(a)      Form of Amended and Restated Distribution Plan of the
           Registrant for Class A Shares of CitiFunds Balanced Portfolio
15(b)      Form of Amended and Restated Service Plan of the Registrant
           for Class A Shares of the CitiSelect Portfolios
15(c)      Form of Distribution Plan of the Registrant for Class B
           Shares of CitiFunds Balanced Portfolio
15(d)      Form of Service Plan of the Registrant for Class B Shares of
           the CitiSelect Portfolios
18         Form of Multiple Class Plan of the Registrant
25(b)      Powers of Attorney for The Premium Portfolios
25(c)      Powers of Attorney for Asset Allocation Portfolios